Partnership Distributions	12 Months Ended
Dec. 31, 2018
Partnership Distributions [Abstract]
Partnership Distributions
Partnership Distributions
For the year ended December 31, 2018, the Partnership distributed a total of $5.0 million, which occurred on December 27, 2018. The Real Property Account's share of this distribution was $0.2 million. For the year ended December 31, 2017, the Partnership distributed a total of $5.0 million, which occurred on December 28, 2017. The Real Property Account's share of this distribution was $0.2 million. For the year ended December 31, 2016, the Partnership made no distribution.
For the years ended December 31, 2018, 2017 and 2016, there were no purchases of the Partnership by the Real Property Account.